UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-8411

(Investment Company Act file number)

The James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road

Beavercreek, Ohio 45385

(Address of principal executive offices) (Zip code)

(937) 426-7640

(Registrant’s telephone number)

Barry R. James

P.O. Box 8

Alpha, Ohio 45301

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: January 1 - March 31, 2010

Item 1. Schedule of Investments.

JAMES BALANCED: GOLDEN RAINBOW FUND

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-38.7%
	BASIC MATERIALS-3.6%
65,000	Barrick Gold Corp.	$2,492,100
116,800	FMC Corp.	7,071,072
24,000	H.B. Fuller Co.	557,040
11,000	Innophos Holdings, Inc.	306,900
20,000	iShares Silver Trust*	342,800
15,000	Kinross Gold Corp.	256,350
97,000	Newmont Mining Corp.	4,940,210
40,000	Olin Corp.	784,800
30,000	PPG Industries, Inc.	1,962,000
30,000	Terra Nitrogen Co. LP	2,273,400

		20,986,672

	CONSUMER, CYCLICAL-5.4%
70,000	Best Buy Co., Inc.	2,977,800
7,000	Big Lots, Inc.*	254,940
100,000	BJ’s Wholesale Club, Inc.*	3,699,000
100,000	Bob Evans Farms, Inc.	3,091,000
40,000	The Buckle, Inc.	1,470,400
98,000	Central Garden and Pet Co.*	967,260
135,000	Dollar Tree, Inc.*	7,994,700
8,000	Family Dollar Stores, Inc.	292,880
105,000	Gymboree Corp.*	5,421,150
58,000	NetFlix, Inc.*	4,276,920
10,000	NIKE, Inc., Class B	735,000
15,000	Wal-Mart Stores, Inc.	834,000

		32,015,050

	CONSUMER, NON-CYCLICAL-5.5%
100,000	Archer-Daniels-Midland Co.	2,890,000
70,900	Darling International, Inc.*	635,264
128,000	Del Monte Foods Co.	1,868,800
115,000	Ezcorp, Inc., Class A*	2,369,000
73,000	Fresh Del Monte Produce, Inc.*	1,478,250
42,700	Ingles Markets, Inc., Class A	641,781
154,000	Merck & Co., Inc.	5,751,900
13,000	Mylan, Inc.*	295,230
280,000	Pfizer, Inc.	4,802,000
120,000	Sara Lee Corp.	1,671,600
72,700	Towers Watson & Co., Class A	3,453,250
125,000	Tupperware Brands Corp.	6,027,500

		31,884,575

	ENERGY-3.2%
27,500	Apache Corp.	2,791,250
10,000	Bolt Technology Corp.*	113,100
60,000	Chevron Corp.	4,549,800
64,000	Devon Energy Corp.	4,123,520
40,300	Exxon Mobil Corp.	2,699,294
40,000	Imperial Oil, Ltd.	1,554,800
15,000	Noble Corp. *	627,300
30,000	Pioneer Southwest Energy Partners LP	702,600
10,000	Rowan Cos, Inc.*	291,100

18,000	Suburban Propane Partners LP	854,820

		18,307,584

	FINANCIAL-4.5%
245,000	American Financial Group, Inc.	6,970,250
140,000	American Physicians Capital, Inc.	4,473,000
135,000	AMERISAFE, Inc.*	2,209,950
109,346	Amtrust Financial Services, Inc.	1,525,377
100,000	Annaly Capital Management, Inc.	1,718,000
5,200	iPATH S&P 500 VIX Mid-Term Futures ETN*	351,156
16,000	iShares Dow Jones US Financial Sector Index Fund	912,480
13,000	Knight Capital Group, Inc., Class A*	198,250
250,900	Rent-A-Center, Inc.*	5,933,785
37,000	Unum Group	916,490

		25,208,738

	INDUSTRIAL-4.2%
82,000	AGCO Corp.*	2,941,340
125,000	Ampco-Pittsburgh Corp.	3,102,500
20,000	Apogee Enterprises, Inc.	316,200
70,000	CSX Corp.	3,563,000
30,000	Cummins, Inc.	1,858,500
30,000	Eagle Bulk Shipping, Inc.*	159,300
7,000	Fluor Corp.	325,570
5,000	Genco Shipping & Trading, Ltd.*	105,550
243,000	GrafTech International, Ltd.*	3,321,810
40,000	Greif, Inc., Class A	2,196,800
171,700	Owens-Illinois, Inc.*	6,102,218

		23,992,788

	TECHNOLOGY-8.3%
15,000	Arrow Electronics, Inc.*	451,950
10,000	Avnet, Inc.*	300,000
14,000	Computer Sciences Corp.*	762,860
40,000	Deluxe Corp.	776,800
20,000	Goodrich Corp.	1,410,400
170,000	Hewlett-Packard Co.	9,035,500
82,000	International Business Machines Corp.	10,516,500
26,000	Lockheed Martin Corp.	2,163,720
57,500	Northrop Grumman Corp.	3,770,275
8,000	SYNNEX Corp.*	236,480
130,000	Triumph Group, Inc.	9,111,700
239,500	Western Digital Corp.*	9,338,105

		47,874,290

	UTILITIES-4.0%
115,000	American Electric Power Co., Inc.	3,930,700
185,000	AT&T, Inc.	4,780,400
180,000	CenturyTel, Inc.	6,382,800
20,000	DTE Energy Co.	892,000
41,000	Edison International	1,400,970
16,700	FirstEnergy Corp.	652,803
77,000	MDU Resources Group, Inc.	1,661,660
14,000	Oneok, Inc.	639,100
60,000	Sempra Energy	2,994,000

		23,334,433

TOTAL COMMON STOCKS (Cost $170,063,770)		223,604,130

INTERNATIONAL EQUITY EXCHANGE TRADED FUNDS-0.8%
6,000	iShares FTSE/Xinhua China 25 Index Fund	252,600

20,000	iShares MSCI All Peru Capped Index Fund	671,000
39,000	iShares MSCI Canada Index Fund	1,087,710
20,000	iShares MSCI Chile Investable Market Index Fund	1,098,800
72,000	iShares MSCI Japan Index Fund	751,680
14,000	iShares MSCI South Korea Index Fund	700,000

TOTAL INTERNATIONAL EQUITY EXCHANGE TRADED FUNDS (Cost $4,211,538)		4,561,790

		Value
CORPORATE BONDS-3.6%
	BASIC MATERIALS-0.3%
$ 1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	$1,630,979

	CONSUMER, CYCLICAL-0.5%
785,000	McDonald’s Corp., 5.700%, 2/1/39	781,624
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	1,910,832

		2,692,456

	CONSUMER, NON-CYCLICAL-0.1%
500,000	Anheuser-Busch Cos, Inc., 6.000%, 4/15/11	523,219

	FINANCIAL-1.7%
2,500,000	Citigroup, Inc., 2.875%, 12/9/11	2,579,577
2,000,000	General Electric Capital Corp., 6.875%, 1/10/39	2,157,220
5,000,000	US Bancorp, 2.250%, 3/13/12	5,094,705

		9,831,502

	INDUSTRIAL-0.4%
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,227,683
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,336,880

		2,564,563

	TECHNOLOGY-0.6%
3,700,000	Microsoft Corp., 5.200%, 6/1/39	3,661,376

TOTAL CORPORATE BONDS (Cost $20,099,122)		20,904,095

U.S. GOVERNMENT AGENCIES-6.9%
	AGENCY-0.1%
500,000	Tennessee Valley Authority, 5.625%, 1/18/11	520,716

	GNMA - MORTGAGE BACKED SECURITIES-6.8%
596,920	5.500%, 6/15/23, Pool #672753	641,080
798,710	5.000%, 10/15/38, Pool #700827	831,669
1,880,661	4.500%, 2/15/39, Pool #707299	1,905,032
3,446,163	4.000%, 3/20/39, Pool #4396	3,369,035
4,943,782	4.500%, 6/15/39, Pool #712437	5,007,848
2,968,647	4.500%, 7/15/39, Pool #717808	3,007,118
9,817,945	4.000%, 9/15/39, Pool #710832	9,621,243
14,945,961	4.500%, 1/15/40, Pool #723606	15,139,645

		39,522,670

TOTAL U.S. GOVERNMENT AGENCIES (Cost $39,896,662)		40,043,386

U.S. TREASURY BONDS & NOTES-39.5%
	U.S. TREASURY BONDS-7.5%
20,000,000	4.375%, 2/15/38	19,018,760
30,000,000	3.500%, 2/15/39	24,276,570

		43,295,330

	U.S. TREASURY INFLATION INDEXED NOTES-5.6%
5,118,850	1.250%, 4/15/14	5,290,813
9,387,438	2.500%, 7/15/16	10,257,240

11,893,530	1.625%, 1/15/18	12,168,568
5,009,650	1.375%, 1/15/20	4,910,238

		32,626,859

	U.S. TREASURY NOTES-26.4%
23,000,000	1.250%, 11/30/10	23,141,059
10,000,000	4.875%, 2/15/12	10,732,420
19,300,000	3.875%, 2/15/13	20,593,698
48,000,000	4.625%, 2/15/17	52,267,488
20,400,000	3.500%, 2/15/18	20,462,159
27,500,000	2.750%, 2/15/19	25,525,583

		152,722,407

TOTAL U.S. TREASURY BONDS & NOTES (Cost $226,887,864)		228,644,596

FOREIGN BONDS-3.8%
	AUSTRALIA GOVERNMENT-1.5%
10,000,000	5.250%, 3/15/19	8,880,375

	CANADA GOVERNMENT-0.9%
5,000,000	3.750%, 6/1/19	4,985,477

	NETHERLANDS GOVERNMENT-0.8%
3,000,000	4.000%, 7/15/19	4,315,352

	NORWAY GOVERNMENT-0.6%
21,000,000	4.500%, 5/22/19	3,735,662

TOTAL FOREIGN BONDS (Cost $21,257,792)		21,916,866

MUNICIPAL BONDS-4.3%
	CALIFORNIA-0.2%
1,000,000	Citrus Community College District General Obligation Unlimited Bonds, Series B,
	4.750%, 6/1/31	972,620

	COLORADO-0.2%
1,000,000	Adams County School District No 14 General Obligation Unlimited Bonds,
	5.000%, 12/1/26	1,053,670

	FLORIDA-0.2%
1,000,000	Florida State Board of Education Cap Outlay General Obligation Bonds, Series D,
	5.000%, 6/1/38	1,028,040

	GEORGIA-0.5%
3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B,
	4.500%, 1/1/29	3,152,430

	ILLINOIS-0.4%
500,000	Kane & DeKalb Counties Community Unit School District No 302 Kaneland General Obligation Unlimited Bonds (School Building),
	5.500%, 2/1/28	544,795
1,000,000	State of Illinois General Obligation Unlimited Bonds, Series A,
	4.750%, 9/1/26	1,006,160
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds,
	5.000%, 1/1/37	1,017,900

		2,568,855

	LOUISIANA-0.2%
1,000,000	East Baton Rouge Sewerage Commission Revenue Bonds, Series A,
	5.125%, 2/1/29	1,049,480

	MASSACHUSETTS-0.2%
1,000,000	Commonwealth of Massachusetts General Obligation Limited Bonds, Series C,
	5.250%, 8/1/22	1,128,610

	MICHIGAN-0.2%
1,000,000	Marysville Public School District General Obligation Unlimited Bonds (School Building & Site),
	5.000%, 5/1/32	1,006,470

	OHIO-1.6%
4,620,000	Columbus City School District Taxable Facilities & Improvement Build America Bonds,
	6.150%, 12/1/33	4,618,244
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement),
	5.000%, 12/1/33	1,151,040
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement),
	5.000%, 12/1/26	535,905
1,000,000	Ohio State University General Recipients Revenue Bonds, Series A,
	5.000%, 12/1/28	1,066,450
500,000	Springboro Community City School District General Obligation Unlimited Bonds,
	5.250%, 12/1/23	555,755
1,000,000	State of Ohio General Obligation Unlimited Bonds, Series A,
	5.375%, 9/1/28	1,095,890

		9,023,284

	TEXAS-0.6%
1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse),
	5.000%, 2/15/37	1,037,430
1,000,000	Judson Independent School District General Obligation Unlimited Bonds (School Building),
	5.000%, 2/1/37	1,025,480
500,000	Lamar Consolidated Independent School District General Obligation Unlimited Bonds (Schoolhouse),
	5.000%, 2/15/38	520,570
1,000,000	Tyler Independent School District General Obligation Unlimited Bonds (School Building),
	5.000%, 2/15/34	1,044,170

		3,627,650
TOTAL MUNICIPAL BONDS (Cost 23,816,480)		24,611,109

TOTAL INVESTMENT SECURITIES-97.6% (Cost $506,233,228)		564,285,972
OTHER ASSETS IN EXCESS OF LIABILITIES-2.4%		13,817,681

NET ASSETS-100.0%		$578,103,653

*	Non-income producing security.

See accompanying Notes to Schedules of Investments.

Foreign Bonds Securities Allocation
% of total net assets
Asia - Pacific	1.5%
Europe	0.6%
Europe - Euro	0.8%
North America	0.9%

3.8%

JAMES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-89.8%
	BASIC MATERIALS-12.5%
10,260	Arch Chemicals, Inc.	$352,841
218,695	Aurizon Mines, Ltd.*	1,040,988
63,480	Boise, Inc.*	389,132
50,930	Buckeye Technologies, Inc.*	666,164
8,044	Cambrex Corp.*	32,578
2,622	China Agritech, Inc.*	65,183
43,950	H.B. Fuller Co.	1,020,080
1,400	Hawkins, Inc.	33,880
54,485	Innophos Holdings, Inc.	1,520,132
2,765	KMG Chemicals, Inc.	48,609
312,450	Northgate Minerals Corp.*	937,350
2,800	Oil-Dri Corp. of America	54,068
39,800	Olin Corp.	780,876
2,168	Orchids Paper Products Co.*	35,664
100,370	PolyOne Corp.*	1,027,789
7,780	Rock-Tenn Co., Class A	354,535
6,550	ShengdaTech, Inc.*	49,060
6,480	Stepan Co.	362,167

		8,771,096

	CONSUMER, CYCLICAL-12.4%
1,575	America’s Car-Mart, Inc.*	37,989
18,860	Big Lots, Inc.*	686,881
16,560	Bob Evans Farms, Inc.	511,870
43,278	The Buckle, Inc.	1,590,899
124,160	Central Garden and Pet Co.*	1,225,459
4,000	Dorman Products, Inc.*	75,960
20,875	DreamWorks Animation SKG, Inc., Class A*	822,266
1,075	Frisch’s Restaurants, Inc.	23,758
24,290	The Gymboree Corp.*	1,254,093
28,560	Polaris Industries, Inc.	1,461,130
6,650	R.G. Barry Corp.	67,830
25,220	RadioShack Corp.	570,729
1,150	Red Robin Gourmet Burgers, Inc.*	28,106
43,446	Sinclair Broadcast Group, Inc., Class A*	220,706
1,675	True Religion Apparel, Inc.*	50,853
1,225	United States Lime & Minerals, Inc.*	47,371

		8,675,900

	CONSUMER, NON-CYCLICAL-11.2%
26,200	Allied Healthcare International, Inc.*	71,264
8,740	American Italian Pasta Co., Class A*	339,724
2,000	ATC Technology Corp.*	34,320
18,560	Biovail Corp.	311,251
184,000	Del Monte Foods Co.	2,686,400
30,786	Fresh Del Monte Produce, Inc.*	623,416
7,300	Hanger Orthopedic Group, Inc.*	132,714
22,680	LifePoint Hospitals, Inc.*	834,170
9,625	NovaMed, Inc.*	32,725
4,100	Nutraceutical International Corp.*	61,254
9,200	Shamir Optical Industry Ltd.	89,516
52,000	Tupperware Brands Corp.	2,507,440
3,400	Village Super Market, Inc., Class A	95,302

2,025	Young Innovations, Inc.	57,024

		7,876,520

	ENERGY-12.4%
7,049	CE Franklin, Ltd.*	47,863
3,842	China Natural Gas, Inc.*	37,690
13,220	Duncan Energy Partners LP	357,733
42,713	Endeavour International Corp.*	54,246
1,825	Global Partners LP	40,807
34,420	Gulfport Energy Corp.*	386,881
6,133	Mitcham Industries, Inc.*	44,342
60,050	Pioneer Southwest Energy Partners LP	1,406,371
1,850	RGC Resources, Inc.	58,811
76,700	Star Gas Partners LP	333,645
28,925	Suburban Propane Partners LP	1,373,648
20,550	Sunoco Logistics Partners LP	1,407,675
107,980	Venoco, Inc.*	1,385,383
44,725	Williams Partners LP	1,799,287

		8,734,382

	FINANCIAL-11.0%
70,130	Aircastle, Ltd.	664,131
71,880	American Financial Group, Inc.	2,044,986
34,753	American Physicians Capital, Inc.	1,110,358
20,740	CNA Surety Corp.*	368,965
27,520	Colonial Properties Trust	354,458
4,750	ePlus, Inc.*	83,362
44,265	FPIC Insurance Group, Inc.*	1,200,024
2,375	Mercer Insurance Group, Inc.	42,750
4,725	QC Holdings, Inc.	24,428
75,880	Rent-A-Center, Inc.*	1,794,562
1,150	World Acceptance Corp.*	41,492

		7,729,516

	INDUSTRIAL-10.3%
15,540	AAON, Inc.	351,515
16,380	Albany International Corp., Class A	352,661
44,860	Apogee Enterprises, Inc.	709,237
34,180	Beacon Roofing Supply, Inc.*	653,863
62,110	Eagle Bulk Shipping, Inc.*	329,804
16,980	FirstService Corp.*	388,163
2,800	International Shipholding Corp.	82,292
2,500	Jinpan International, Ltd.	52,000
450	K-Tron International, Inc.*	67,487
3,475	LSB Industries, Inc.*	52,959
406,146	North American Galvanizing & Coating, Inc.*	2,258,172
4,550	Portec Rail Products, Inc.	52,871
1,625	Standex International Corp.	41,876
44,200	VSE Corp.	1,819,272

		7,212,172

	TECHNOLOGY-13.3%
43,040	Affymetrix, Inc.*	315,914
16,580	Benchmark Electronics, Inc.*	343,869
148,918	CGI Group, Inc., Class A*	2,220,367
9,025	Computer Task Group, Inc.*	65,431
34,440	CSG Systems International, Inc.*	721,862
35,670	Deluxe Corp.	692,711
11,025	Ebix, Inc.*	176,069
38,640	EnerSys*	952,862
3,950	Formula Systems (1985), Ltd., Sponsored ADR	62,449
10,300	GSI Technology, Inc.*	47,998

2,357	Herley Industries, Inc.*	34,554
5,077	Innodata Isogen, Inc.*	20,562
10,832	Keryx Biopharmaceuticals, Inc.*	29,680
6,806	MIPS Technologies, Inc.*	30,355
38,047	Sybase, Inc.*	1,773,751
20,030	Triumph Group, Inc.	1,403,903
2,325	USA Mobility, Inc.	29,458
2,000	Versant Corp.*	30,160
11,986	WESCO International, Inc.*	416,034

		9,367,989

	UTILITIES-6.7%
38,001	Atlantic Tele-Network, Inc.	1,707,385
5,100	Cascal NV	37,179
1,400	Chesapeake Utilities Corp.	41,720
19,260	Consolidated Communications Holdings, Inc.	365,170
34,010	El Paso Electric Co.*	700,606
5,375	HickoryTech Corp.	47,461
9,920	IDACORP, Inc.	343,430
13,050	NorthWestern Corp.	349,870
32,114	WGL Holdings, Inc.	1,112,750

		4,705,571

TOTAL COMMON STOCKS (Cost $48,512,061)		63,073,146

U.S. TREASURY BONDS & NOTES-2.8%
	U.S. TREASURY NOTES-2.8%
$2,000,000	4.000%, 4/15/10	2,002,890

TOTAL U.S. TREASURY BONDS & NOTES (Cost $2,002,777)		2,002,890

TOTAL INVESTMENT SECURITIES-92.6% (Cost $50,514,838)		65,076,036
OTHER ASSETS IN EXCESS OF LIABILITIES-7.4%		5,201,475

NET ASSETS-100.0%		$70,277,511

*	Non-income producing security.

ADR - American Depositary Receipt

See accompanying Notes to Schedules of Investments.

JAMES MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS-70.8%
	BASIC MATERIALS-7.2%
10,100	FMC Corp.(a)	$611,454
39,900	iShares Silver Trust*(a)	683,886
6,250	SPDR Gold Trust*(a)	680,938
3,430	Terra Nitrogen Co. LP(a)	259,925

		2,236,203

	CONSUMER, CYCLICAL-10.5%
22,440	Bob Evans Farms, Inc.(a)	693,620
24,710	The Buckle, Inc.(a)	908,340
14,650	Dollar Tree, Inc.*(a)	867,573
12,575	The Gymboree Corp.*(a)	649,247
2,350	NIKE, Inc., Class B(a)	172,725

		3,291,505

	CONSUMER, NON-CYCLICAL-8.2%
25,070	Merck & Co., Inc.(a)	936,364
19,897	Pfizer, Inc.(a)	341,234
5,700	Towers Watson & Co., Class A(a)	270,750
20,835	Tupperware Brands Corp.(a)	1,004,664

		2,553,012

	ENERGY-5.5%
8,500	Apache Corp.(a)	862,750
5,605	Devon Energy Corp.(a)	361,130
3,250	Newfield Exploration Co.*	169,162
6,975	Pioneer Southwest Energy Partners LP	163,355
2,350	Sunoco Logistics Partners LP	160,975

		1,717,372

	FINANCIAL-5.8%
69,400	Amtrust Financial Services, Inc.(a)	968,130
20,200	Annaly Capital Management, Inc.(a)	347,036
21,125	Rent-A-Center, Inc.*(a)	499,606

		1,814,772

	INDUSTRIAL-10.9%
25,900	CSX Corp.(a)	1,318,310
12,100	Greif, Inc., Class A(a)	664,532
39,625	Owens-Illinois, Inc.*(a)	1,408,273

		3,391,115

	TECHNOLOGY-12.7%
9,000	Hewlett-Packard Co.(a)	478,350
6,500	International Business Machines Corp.(a)	833,625
14,190	Northrop Grumman Corp.(a)	930,438
31,025	Symantec Corp.*(a)	524,943
17,100	Triumph Group, Inc.(a)	1,198,539

		3,965,895

	UTILITIES-10.0%
28,275	American Electric Power Co., Inc.(a)	966,440
12,675	AT&T, Inc.(a)	327,522

7,050	DTE Energy Co.	314,430
35,930	MDU Resources Group, Inc.(a)	775,369
12,000	NorthWestern Corp.	321,720
9,175	Oneok, Inc.(a)	418,839

		3,124,320

TOTAL COMMON STOCKS (Cost $17,425,881)		22,094,194

INTERNATIONAL EQUITY EXCHANGE TRADED FUNDS-1.8%
4,150	iShares FTSE/Xinhua China 25 Index Fund(a)	174,715
7,075	iShares MSCI Canada Index Fund(a)	197,322
10,775	The Chile Fund, Inc.	192,549

TOTAL INTERNATIONAL EQUITY EXCHANGE TRADED FUNDS (Cost $558,599)		564,586

TOTAL INVESTMENT SECURITIES-72.6% (Cost $17,984,480)		22,658,780
SEGREGATED CASH WITH BROKERS-50.7%		15,829,211
SECURITIES SOLD SHORT-(63.6)% (Proceeds $(17,656,112))		(19,850,860)
OTHER ASSETS IN EXCESS OF LIABILITIES-40.3%		12,573,511

NET ASSETS-100.0%		$31,210,642

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS-63.6%
	BASIC MATERIALS-3.7%
29,196	Fibria Celulose SA, Sponsored ADR	$638,809
42,376	MAG Silver Corp.	314,006
21,800	Zoltek Cos, Inc.	210,152

		1,162,967

	CONSUMER, CYCLICAL-6.5%
13,075	Cavco Industries, Inc.	446,380
18,025	KB Home	301,919
12,310	K-Swiss, Inc., Class A	128,763
68,650	Morgans Hotel Group Co.	440,046
24,300	TiVo, Inc.	416,016
14,750	Toll Brothers, Inc.	306,800

		2,039,924

	CONSUMER, NON-CYCLICAL-9.3%
6,680	AMAG Pharmaceuticals, Inc.	233,199
4,295	Auxilium Pharmaceuticals, Inc.	133,832
12,175	Cepheid, Inc.	212,819
7,150	Clinical Data, Inc.	138,710
28,225	Eurand NV	318,378
15,600	Great Atlantic & Pacific Tea Co.	119,652
26,025	Hansen Medical, Inc.	59,597
3,415	Monsanto Co.	243,899
28,900	Rigel Pharmaceuticals, Inc.	230,333
13,000	Salix Pharmaceuticals, Ltd.	484,250
54,690	Senomyx, Inc.	179,110
6,100	United Therapeutics Corp.	337,513
8,560	Volcano Corp.	206,810

		2,898,102

	ENERGY-3.0%
25,178	BPZ Resources, Inc.	185,058
7,400	Comstock Resources, Inc.	235,320

18,105	Frontier Oil Corp.	244,418
18,270	Tesoro Corp.	253,953

		918,749

	FINANCIAL-13.1%
24,725	East West Bancorp, Inc.	430,710
34,279	First Horizon National Corp.	481,620
30,000	KeyCorp	232,500
40,975	MBIA, Inc.	256,913
22,880	National Penn Bancshares, Inc.	157,872
24,025	Old Republic International Corp.	304,637
21,540	Pinnacle Financial Partners, Inc.	325,469
11,365	The St Joe Co.	367,658
19,775	Stewart Information Services Corp.	272,895
12,950	SunTrust Banks, Inc.	346,931
23,960	TFS Financial Corp.	319,866
8,950	ViewPoint Financial Group	145,079
32,210	Whitney Holding Corp.	444,176

		4,086,326

	INDUSTRIAL-3.9%
35,000	L-1 Identity Solutions, Inc.	312,550
2,975	Martin Marietta Materials, Inc.	248,561
8,350	Metabolix, Inc.	101,703
50,925	Taser International, Inc.	298,421
5,475	Vulcan Materials Co.	258,639

		1,219,874

	INTERNATIONAL -0.8%
3,175	Toyota Motor Corp., Sponsored ADR	255,333

		255,333

	TECHNOLOGY-21.7%
6,874	Abraxis Bioscience, Inc.	355,730
11,725	Acorda Therapeutics, Inc.	400,995
43,775	Airvana, Inc.	335,317
28,625	Amylin Pharmaceuticals, Inc.	643,776
62,765	Arena Pharmaceuticals, Inc.	194,571
6,375	Athenahealth, Inc.	233,070
43,025	Bebe Stores, Inc.	382,922
27,600	Cavium Networks, Inc.	686,136
12,000	Crown Castle International Corp.	458,760
44,025	Cypress Bioscience, Inc.	215,722
14,500	Dendreon Corp.	528,815
16,500	Electronic Arts, Inc.	307,890
43,300	Ener1, Inc.	204,809
17,525	Infinera Corp.	149,313
20,800	Isis Pharmaceuticals, Inc.	227,136
19,275	Leap Wireless International, Inc.	315,339
28,535	Palm, Inc.	107,292
12,270	SBA Communications Corp., Class A	442,579
22,525	Sequenom, Inc.	142,133
20,150	Vocus, Inc.	343,557
9,550	XenoPort, Inc.	88,433

		6,764,295

	UTILITIES-1.6%
21,205	Cbeyond, Inc.	290,084
55,985	RRI Energy, Inc.	206,585

		496,669

TOTAL COMMON STOCKS SOLD SHORT		19,842,239

RIGHTS-0.0%(b)
46,600	Clearwire Corp., (expiring 6/21/10)	8,621

		8,621

TOTAL RIGHTS SOLD SHORT		8,621

TOTAL SECURITIES SOLD SHORT INVESTMENTS-63.6% (Proceeds $(17,656,112))		$19,850,860

*	Non-income producing security.
(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $21,336,589.
(b)	Less than 0.005% of Total Net Assets.

ADR - American Depositary Receipt

LP - Limited Partnership

See accompanying Notes to Schedules of Investments.

JAMES EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-80.9%
	BASIC MATERIALS-10.8%
3,460	Barrick Gold Corp.	$132,656
4,220	Buckeye Technologies, Inc.*	55,198
887	Cambrex Corp.*	3,592
290	China Agritech, Inc.*	7,209
5,840	FMC Corp.	353,554
150	Hawkins, Inc.	3,630
4,860	HB Fuller Co.	112,801
15,250	IAMGOLD Corp.	201,605
8,780	Innophos Holdings, Inc.	244,962
305	KMG Chemicals, Inc.	5,362
300	Oil-Dri Corp. of America	5,793
239	Orchids Paper Products Co.*	3,932
5,540	PolyOne Corp.*	56,730
725	ShengdaTech, Inc.*	5,430
3,300	Silver Wheaton Corp.*	51,777

		1,244,231

	CONSUMER, CYCLICAL-9.5%
175	America’s Car-Mart, Inc.*	4,221
1,809	Big Lots, Inc.*	65,884
4,880	Bob Evans Farms, Inc.	150,841
20,820	Central Garden and Pet Co.*	205,493
3,380	Dollar Tree, Inc.*	200,164
450	Dorman Products, Inc.*	8,545
125	Frisch’s Restaurants, Inc.	2,763
2,660	Gymboree Corp.*	137,336
2,420	Netflix, Inc.*	178,451
725	R.G. Barry Corp.	7,395
125	Red Robin Gourmet Burgers, Inc.*	3,055
7,193	Sinclair Broadcast Group, Inc., Class A*	36,540
175	True Religion Apparel, Inc.*	5,313
125	United States Lime & Minerals, Inc.*	4,834
2,370	The Walt Disney Co.	82,737

		1,093,572

	CONSUMER, NON-CYCLICAL-12.3%
2,900	Allied Healthcare International, Inc.*	7,888
1,450	American Italian Pasta Co., Class A*	56,361
225	ATC Technology Corp.*	3,861
3,280	Biovail Corp.	55,006
9,500	ConAgra Foods, Inc.	238,165
16,920	Del Monte Foods Co.	247,032
2,670	Ezcorp, Inc., Class A*	55,002
800	Hanger Orthopedic Group, Inc.*	14,544
3,140	LifePoint Hospitals, Inc.*	115,489
5,220	Merck & Co., Inc.	194,967
1,050	NovaMed, Inc.*	3,570
450	Nutraceutical International Corp.*	6,723
19,820	Sara Lee Corp.	276,093
1,025	Shamir Optical Industry, Ltd.	9,973
2,380	Tupperware Brands Corp.	114,764
375	Village Super Market, Inc., Class A	10,511
225	Young Innovations, Inc.	6,336

		1,416,285

	ENERGY-9.4%
1,410	Apache Corp.	143,115
778	CE Franklin, Ltd.*	5,283
2,280	Chevron Corp.	172,892
424	China Natural Gas, Inc.*	4,159
1,000	Enbridge Energy Partners LP	50,570
4,711	Endeavour International Corp.*	5,983
2,600	Ensco PLC, Sponsored ADR	116,428
201	Global Partners LP	4,494
676	Mitcham Industries, Inc.*	4,887
2,540	Noble Corp.	106,223
9,760	Pioneer Southwest Energy Partners LP	228,579
200	RGC Resources, Inc.	6,358
940	Sunoco Logistics Partners LP	64,390
13,410	Venoco, Inc.*	172,050

		1,085,411

	FINANCIAL-10.2%
10,665	American Financial Group, Inc.	303,419
525	ePlus, Inc.*	9,214
375	FPIC Insurance Group, Inc.*	10,166
735	iPATH S&P 500 VIX Mid-Term Futures ETN*	49,635
1,640	iPATH S&P 500 VIX Short-Term Futures ETN*	34,456
6,490	Mercer Insurance Group, Inc.	116,820
4,040	OneBeacon Insurance Group, Ltd.	69,690
525	QC Holdings, Inc.	2,714
11,160	Rent-A-Center, Inc.*	263,934
12,620	Unum Group	312,597
125	World Acceptance Corp.*	4,510

		1,177,155

	INDUSTRIAL-8.4%
13,180	Apogee Enterprises, Inc.	208,376
1,460	Cooper Industries PLC	69,992
3,100	CSX Corp.	157,790
15,430	Eagle Bulk Shipping, Inc.*	81,933
5,320	GrafTech International, Ltd.*	72,724
1,960	Greif, Inc., Class A	107,643
300	International Shipholding Corp.	8,817
300	Jinpan International, Ltd.	6,240
50	K-Tron International, Inc.*	7,499
375	LSB Industries, Inc.*	5,715
925	North American Galvanizing & Coating, Inc.*	5,143
1,820	Owens-Illinois, Inc.*	64,683
500	Portec Rail Products, Inc.	5,810
175	Standex International Corp.	4,510
1,683	Stanley Black & Decker, Inc.	96,621
1,220	Tidewater, Inc.	57,669

		961,165

	TECHNOLOGY-13.9%
4,400	Computer Sciences Corp.*	239,756
1,000	Computer Task Group, Inc.*	7,250
2,910	Deluxe Corp.	56,512
1,200	Ebix, Inc.*	19,164
425	Formula Systems 1985, Ltd., Sponsored ADR	6,719
800	General Dynamics Corp.	61,760
2,800	Goodrich Corp.	197,456
1,125	GSI Technology, Inc.*	5,242
260	Herley Industries, Inc.*	3,812

2,260	Hewlett-Packard Co.	120,119
560	Innodata Isogen, Inc.*	2,268
1,750	International Business Machines Corp.	224,438
1,195	Keryx Biopharmaceuticals, Inc.*	3,274
751	MIPS Technologies, Inc.*	3,349
4,340	Northrop Grumman Corp.	284,574
14,360	Symantec Corp.*	242,971
920	Triumph Group, Inc.	64,483
250	USA Mobility, Inc.	3,168
225	Versant Corp.*	3,393
5,033	Xerox Corp.	49,072

		1,598,780

	UTILITIES-6.4%
3,140	American Electric Power Co., Inc.	107,325
2,080	AT&T, Inc.	53,747
100	Atlantic Tele-Network, Inc.	4,493
563	Cascal NV	4,104
7,962	CenturyTel, Inc.	282,333
150	Chesapeake Utilities Corp.	4,470
3,840	DTE Energy Co.	171,264
1,580	Edison International	53,989
600	HickoryTech Corp.	5,298
1,020	Sempra Energy	50,898

		737,921

TOTAL COMMON STOCKS (Cost $7,771,412)		9,314,520

INTERNATIONAL EQUITY EXCHANGE TRADED FUNDS-3.1%
2,600	iShares FTSE/Xinhua China 25 Index Fund	109,460
2,420	iShares MSCI All Peru Capped Index Fund	81,191
3,280	The Chile Fund, Inc.	58,614
3,520	The India Fund, Inc.*	111,021

TOTAL INTERNATIONAL EQUITY EXCHANGE TRADED FUNDS (Cost $365,616)		360,286

PREFERRED STOCKS-2.0%
	FINANCIAL-0.9%
4,000	General Electric Capital Corp., 6.000%,	99,480

	UTILITIES-1.1%
5,000	AT&T, Inc., 6.375%,	131,900

TOTAL PREFERRED STOCKS (Cost $226,040)		231,380

U.S. TREASURY BONDS & NOTES-6.1%
	U.S. TREASURY NOTES-6.1%
$ 700,000	4.000%, 4/15/10	701,012

TOTAL U.S. TREASURY BONDS & NOTES (Cost $700,972)		701,012

SHORT TERM INVESTMENTS-0.3%
	First American Treasury Money Market Fund, 7-day Yield
30,718	0.000%	30,718

TOTAL SHORT TERM INVESTMENTS (Cost $30,718)		30,718

TOTAL INVESTMENT SECURITIES-92.4% (Cost $9,094,758)	10,637,916
OTHER ASSETS IN EXCESS OF LIABILITIES-7.6%	872,217

NET ASSETS-100.0%	$11,510,133

*	Non-income producing security.

ADR - American Depositary Receipt

See accompanying Notes to Schedules of Investments.

JAMES MID CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-92.9%
	BASIC MATERIALS-13.1%
2,500	FMC Corp.	$151,350
12,500	IAMGOLD Corp.	165,250
6,000	Olin Corp.	117,720
14,000	Silver Wheaton Corp.*	219,660

		653,980

	CONSUMER, CYCLICAL-10.0%
3,000	Bristow Group, Inc.*	113,190
4,000	Darden Restaurants, Inc.	178,160
3,500	Dollar Tree, Inc.*	207,270

		498,620

	CONSUMER, NON-CYCLICAL-19.3%
5,000	ConAgra Foods, Inc.	125,350
10,000	Del Monte Foods Co.	146,000
3,000	Life Technologies Corp.*	156,810
4,000	LifePoint Hospitals, Inc.*	147,120
12,500	Sara Lee Corp.	174,125
4,500	Tupperware Brands Corp.	216,990

		966,395

	ENERGY-11.9%
2,500	Ensco PLC, Sponsored ADR	111,950
2,500	Noble Corp. *	104,550
1,600	Questar Corp.	69,120
3,500	Rowan Cos., Inc.*	101,885
3,000	Sunoco Logistics Partners LP	205,500

		593,005

	FINANCIAL-7.4%
5,000	American Financial Group, Inc.	142,250
7,500	OneBeacon Insurance Group, Ltd., Class A	129,375
4,000	Rent-A-Center, Inc.*	94,600

		366,225

	INDUSTRIAL-9.2%
7,500	GrafTech International, Ltd.*	102,525
2,500	Granite Construction, Inc.	75,550
3,000	Greif, Inc., Class A	164,760
2,500	Tidewater, Inc.	118,175

		461,010

	TECHNOLOGY-10.6%
10,000	Amkor Technology, Inc.*	70,700
2,500	Computer Sciences Corp.*	136,225
1,000	Goodrich Corp.	70,520
15,000	Qwest Communications International, Inc.	78,300
4,500	Western Digital Corp.*	175,455

		531,200

	UTILITIES-11.4%
4,000	CenturyTel, Inc.	141,840

3,000	DTE Energy Co.	133,800
3,500	Energen Corp.	162,855
6,000	MDU Resources Group, Inc.	129,480

		567,975

TOTAL COMMON STOCKS (Cost $3,724,301)		4,638,410

SHORT TERM INVESTMENTS-0.4%
	First American Treasury Money Market Fund, 7-day Yield
22,166	0.000%	22,166

TOTAL SHORT TERM INVESTMENTS (Cost $22,166)		22,166

TOTAL INVESTMENT SECURITIES-93.3% (Cost $3,746,467)		4,660,576
OTHER ASSETS IN EXCESS OF LIABILITIES-6.7%		336,372

NET ASSETS-100.0%		$4,996,948

*	Non-income producing security.

ADR - American Depositary Receipt

See accompanying Notes to Schedules of Investments.

JAMES ADVANTAGE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2010

General Information and Significant Accounting Policies

James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund and James Mid Cap Fund are each a diversified series of James Advantage Funds (the “Trust”), and James Equity Fund is a non-diversified series of the Trust (individually a “Fund,” collectively the “Funds”). The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”). James Balanced: Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, James Balanced: Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Equity Fund commenced its public offering of shares on November 1, 1999. The James Mid Cap Fund commenced its public offering of shares on June 30, 2006. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. Institutional Class shares are not subject to 12b-1 fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities that are approved by management of the Trust).

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies.

James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

James Equity Fund seeks to provide long-term capital appreciation and outperform the Standard & Poor’s 500 Index (the “S&P 500 Index”). The Fund seeks to achieve its objective by investing primarily in equity securities without regard to the market capitalization of the stock. The Fund often buys stocks in the S&P 500 Index.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies.

The following is a summary of significant accounting policies followed by the Funds in preparation of their Schedules of Investments, in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation

The Funds’ portfolio securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business, and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value. Securities that are traded on any exchange are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ over-the-counter market are valued at their NASDAQ Official Closing Price (“NOCP”) for all NASDAQ National Market (“NNM”) and NASDAQ Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will approximate fair value.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. In computing the net asset value of the Funds, the values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price, or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

The calculation of the share price of the Funds holding foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation. Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of the Fund’s share price will not be reflected in the calculation unless the Adviser determines, subject to review by the Board of Trustees, that the particular event would materially affect net asset value, in which case an adjustment will be made.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds have adopted Fair Value Measurements. Fair Value Measurements establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2010:

James Balanced: Golden Rainbow Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$223,604,130	$—	$—	$223,604,130
International Equity Exchange Traded Funds	4,561,790	—	—	4,561,790
Corporate Bonds	—	20,904,095	—	20,904,095
U.S. Government Agencies	40,043,386	—	—	40,043,386
U.S. Treasury Bonds & Notes	228,644,596	—	—	228,644,596
Foreign Bonds	—	21,916,866	—	21,916,866
Municipal Bonds	—	24,611,109	—	24,611,109

Total	$496,853,902	$67,432,070	$—	$564,285,972

For the nine months ended March 31, 2010, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

James Small Cap Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$63,073,146	$—	$—	$63,073,146
U.S. Treasury Bonds & Notes	2,002,890	—	—	2,002,890

Total	$65,076,036	$—	$—	$65,076,036

For the nine months ended March 31, 2010, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

James Market Neutral Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$22,094,194	$—	$—	$22,094,194
International Equity Exchange Traded Funds	564,586	—	—	564,586

Total	$22,658,780	$—	$—	$22,658,780

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Investment in Securities Sold Short:
Common Stocks	$(19,842,239)	$—	$—	$(19,842,239)
Rights	(8,621)	—	—	(8,621)

TOTAL	$(19,850,860)	$—	$—	$(19,850,860)

For the nine months ended March 31, 2010, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

James Equity Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$9,314,520	$—	$—	$9,314,520
International Equity Exchange Traded Funds	360,286	—	—	360,286
Preferred Stocks	231,380	—	—	231,380
U.S. Treasury Bonds & Notes	701,012	—	—	701,012
Short Term Investments	30,718	—	—	30,718

Total	$10,637,916	$—	$—	$10,637,916

For the nine months ended March 31, 2010, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

James Mid Cap Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,638,410	$—	$—	$4,638,410
Short Term Investments	22,166	—	—	22,166

Total	$4,660,576	$—	$—	$4,660,576

For the nine months ended March 31, 2010, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities, other assets and liabilities of the James Balanced: Golden Rainbow Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Short Sales and Segregated Cash

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

Tax Information

The following information is computed on a tax basis for each item as of March 31, 2010:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
James Balanced: Golden Rainbow Fund	$506,285,787	$68,087,899	$(10,087,714)	$58,000,185
James Small Cap Fund	50,514,838	15,200,655	(639,457)	14,561,198
James Market Neutral Fund	17,984,480	5,325,171	(650,871)	4,674,300
James Equity Fund	9,094,758	1,842,422	(299,264)	1,543,158
James Mid Cap Fund	3,746,467	1,079,514	(165,405)	914,109

Subsequent Events

The Funds evaluated subsequent events from March 31, 2010, the date of these Schedules of Investments, through the date this report was issued and available. There were no subsequent events to report that would have a material impact on the Funds’ Schedules of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By:	/s/ Barry R. James
Barry R. James, President

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry R. James
Barry R. James, President

Date:	May 26, 2010

By:	/s/ Thomas L. Mangan
Thomas L. Mangan, Treasurer and Chief Financial Officer

Date:	May 26, 2010